Disclosures About Fair Value of Financial Instruments - Carrying Value and Estimated Fair Value of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities held-to-maturity, Carrying/Notional Amount	$ 28,195	$ 28,123
Loans, net, Carrying/Notional Amount	1,443,179	1,329,865
Deposits and securities sold under agreements to repurchase, Carrying/Notional Amount	1,791,885	1,663,707
Commitments to extend credit, Carrying/Notional Amount	0	0
Standby letters of credit, Carrying/Notional Amount	0	0
Securities Held-To-Maturity, Estimated Market Value	28,365	28,400
Loans, net, Estimated Fair Value	1,443,738	1,346,569
Deposits and securities sold under agreements to repurchase, Estimated Fair Value	1,549,414	1,530,607
Commitments to extend credit, Estimated Fair Value	0	0
Standby letters of credit, Estimated Fair Value	0	0
Quoted Market Prices in an Active Market (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities Held-To-Maturity, Estimated Market Value	0	0
Loans, net, Estimated Fair Value	0	0
Deposits and securities sold under agreements to repurchase, Estimated Fair Value	0	0
Commitments to extend credit, Estimated Fair Value	0	0
Standby letters of credit, Estimated Fair Value	0	0
Models with Significant Observable Market Parameters (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities Held-To-Maturity, Estimated Market Value	28,365	28,400
Loans, net, Estimated Fair Value	0	0
Deposits and securities sold under agreements to repurchase, Estimated Fair Value	0	0
Commitments to extend credit, Estimated Fair Value	0	0
Standby letters of credit, Estimated Fair Value	0	0
Models with Significant Unobservable Market Parameters (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities Held-To-Maturity, Estimated Market Value	0	0
Loans, net, Estimated Fair Value	1,443,738	1,346,569
Deposits and securities sold under agreements to repurchase, Estimated Fair Value	1,549,414	1,530,607
Commitments to extend credit, Estimated Fair Value	0	0
Standby letters of credit, Estimated Fair Value	$ 0	$ 0